SCHEDULE OF POTENTIAL DILUTIVE SHARES (Details) - USD ($)	Jun. 30, 2024	May 31, 2022
Business Acquisition [Line Items]
PIPE Convertible Notes	6,700,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		4,800
PIPE Convertible Notes	4,500,000
Share Price	$ 12.00
Underwriter warrants	632,500
Total dilutive	14,791,591
Series A Warrants [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount	$ 15,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,409,091
Series B Warrants [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,550,000
P I P E Convertible Notes [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount	$ 15,500,000
P I P E Convertible Notes [Member] | Series A Warrants [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount	$ 15,500,000